Income Taxes (Details 2)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes
Statutory tax rate	21.00%	21.00%
State tax rate	8.80%	8.80%
Effect of expenses not deductible for tax purpose	(1.80%)	0.00%
Amortization	0.50%	0.50%
Change in valuation allowance	28.50%	30.30%
Effective income tax rate	0.00%	0.00%